PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Table 5: Details of Property and Equipment, Net

	September 30, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount
Equipment	$-	$-	$-	$125,546	$(121,869)	$3,677
Furniture and fixtures	-	-	-	26,339	(19,396)	6,943
Leasehold improvements	-	-	-	62,721	(62,721)	-
Capital lease	-	-	-	23,004	(19,897)	3,107
Software	-	-	-	13,500	(6,906)	6,594
Property and equipment, net	$-	$-	$-	$251,110	$(230,789)	$20,321

During the three and nine months ended September 30, 2025 and 2024, the Company recorded immaterial amounts of depreciation expense in cost of revenue and selling, general and administrative expenses. Additionally, during the three months ended September 30, 2025, as part of the annual review of property and equipment, the Company disposed of all assets categorized as property and equipment, which were fully depreciated already or had an immaterial acceleration of depreciation and amortization.

NOTE 5 — FIXED ASSETS, SOFTWARE DEVELOPMENT COSTS, AND INTANGIBLE ASSET

Fixed assets consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Equipment	$125,546	$125,546
Furniture and fixtures	26,339	26,339
Leasehold improvements	62,721	62,721
Capital lease	23,004	23,004
Software	13,500	13,500
	251,110	251,110

Less: Accumulated depreciation
Equipment	121,869	107,977
Furniture and fixtures	19,396	24,446
Leasehold improvements	62,721	62,721
Capital lease	19,897	19,897
Software	6,906	2,407
Less: Accumulated depreciation	230,789	217,448

	$20,321	$33,662

During the years ended December 31, 2024 and 2023, the Company recorded depreciation expenses in cost of revenue of $3,937 and $3,899, respectively, and selling, general and administrative expenses of $9,404 and $21,923, respectively.

Software development costs consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Software development cost	4,151,981	3,703,981

During the years ended December 31, 2024 and 2023, the Company incurred software development costs of $448,000 and $493,933, respectively.

In 2024, the Company reclassed software development costs from fixed asset to software development costs. The Company continuing incurs costs to develop new modules, functionalities, and integrations on previous purchased SaaS platform in order to develop a new product with differentiated offering. As of December 31, 2024, the SaaS platform is still undergoing development stage and not ready for external sales. No amortization has been recorded during the years ended December 31, 2024 and 2023.

In 2024, the Company reclassed a part of software from fixed asset to software development costs.

Intangible assets consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Contractual relationship	$66,361	$66,361
Implementation	28,099	28,099
Software	100,000	100,000
	194,460	194,460
Less: Accumulated amortization
Contractual relationship	66,361	66,361
Implementation	28,099	28,099
Software	75,000	58,333
	169,460	152,793

	$25,000	$41,667

During the years ended December 31, 2024 and 2023, the Company recorded amortization expenses in selling, general and administrative expenses of $16,667 and $16,667, respectively.